Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (Deferred Sales Inducements) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
DSI:
Balance at January 1,	$ 242	$ 224	$ 257
Capitalization	22	28	51
Amortization	(23)	(30)	(46)
Unrealized investment gains (losses)	0	20	(36)
Effect of foreign currency translation	0	0	(2)
Balance at December 31,	$ 241	$ 242	$ 224